787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 15, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: BlackRock Value Opportunities Fund, Inc.

(File No. 002-60836 and File No. 811-02809)

Ladies and Gentlemen:

On behalf of BlackRock Value Opportunities Fund, Inc. (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 12, 2017, to the Prospectus, dated July 28, 2017, for the Fund. The purpose of the filing is to submit the 497(e) filing dated September 12, 2017 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC